Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property and Equipment, Net
Total gross value	$ 35,543	¥ 244,383	¥ 217,921
Less: accumulated depreciation	(21,634)	(148,752)	(153,467)
Net book value	13,909	95,631	64,454
Computers, equipment and furniture
Property and Equipment, Net
Total gross value	29,029	199,591	173,536
Motor vehicles
Property and Equipment, Net
Total gross value	868	5,971	5,618
Leasehold improvements
Property and Equipment, Net
Total gross value	$ 5,646	¥ 38,821	¥ 38,767